Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Mar. 01, 2015
Supplement [Text Block]	jpmt_SupplementTextBlock

J.P. MORGAN FUNDS

JPMorgan Global Allocation Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated May 15, 2015 to the Prospectuses dated March 1, 2015

Effective immediately, the Barclays Aggregate Bond Index is added as a supplemental benchmark for the JPMorgan Global Allocation Fund. The Fund’s Prospectus is amended as specified below:

The following “The Fund’s Past Performance” and “Average Annual Total Return” table replace the corresponding paragraphs and tables beginning on page 5 of the Prospectuses in the “Risk/Return Summary” section.

For the Class A, Class C and Select Class Shares:

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. The table compares that performance to the MSCI World Index (net of foreign withholding taxes), the Global Allocation Composite Benchmark, comprised of 60% MSCI World Index (net of foreign withholding taxes) and 40% Barclays U.S. Aggregate Index, the Lipper Flexible Portfolio Funds Index, the Lipper Alternative Global Macro Funds Index and the Barclays Aggregate Bond Index, indexes based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper indexes include the expenses of the mutual funds included in the indexes. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2014)
	Past 1 Year	Life of Fund (since 5/31/11)
SELECT CLASS SHARES
Return Before Taxes	4.58%	6.60%
Return After Taxes on Distributions	2.43	5.18
Return After Taxes on Distributions and Sale of Fund Shares	3.01	4.63
CLASS A SHARES
Return Before Taxes	(0.42)	4.97
CLASS C SHARES
Return Before Taxes	2.75	5.80
MSCI WORLD INDEX
(Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	4.94	8.95
GLOBAL ALLOCATION COMPOSITE BENCHMARK
(Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes on MSCI World Index)	5.43	6.98
LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX
(Reflects No Deduction for Taxes)	4.31	6.80
LIPPER ALTERNATIVE GLOBAL MACRO FUNDS INDEX
(Reflects No Deduction for Taxes)	0.95	2.13
BARCLAYS AGGREGATE BOND INDEX
(Reflects No Deduction for Taxes)	5.97	3.54

For Class R2 Shares

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. The table compares that performance to the MSCI World Index (net of foreign withholding taxes), the Global Allocation Composite Benchmark, comprised of 60% MSCI World Index (net of foreign withholding taxes) and 40% Barclays U.S. Aggregate Index, the Lipper Flexible Portfolio Funds Index, the Lipper Alternative Global Macro Funds Index and Barclays Aggregate Bond Index, indexes based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper indexes include the expenses of the mutual funds included in the indexes. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2014)
	Past 1 Year	Life of Fund (since 5/31/11)
CLASS R2 SHARES
Return Before Taxes	4.00%	6.06%
Return After Taxes on Distributions	2.01	4.80
Return After Taxes on Distributions and Sale of Fund Shares	2.68	4.28
MSCI WORLD INDEX
(Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	4.94	8.95
LIPPER GLOBAL FLEXIBLE PORTFOLIO FUNDS INDEX
(Reflects No Deduction for Taxes)
GLOBAL ALLOCATION COMPOSITE BENCHMARK
(Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes on MSCI World Index)	5.43	6.98
LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX
(Reflects No Deduction for Taxes)	4.31	6.80
LIPPER ALTERNATIVE GLOBAL MACRO FUNDS INDEX
(Reflects No Deduction for Taxes)	0.95	2.13
BARCLAYS AGGREGATE BOND INDEX
(Reflects No Deduction for Taxes)	5.97	3.54

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

A, C, Select Shares | JPMorgan Global Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

J.P. MORGAN FUNDS

JPMorgan Global Allocation Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated May 15, 2015 to the Prospectuses dated March 1, 2015

Effective immediately, the Barclays Aggregate Bond Index is added as a supplemental benchmark for the JPMorgan Global Allocation Fund. The Fund’s Prospectus is amended as specified below:

The following “The Fund’s Past Performance” and “Average Annual Total Return” table replace the corresponding paragraphs and tables beginning on page 5 of the Prospectuses in the “Risk/Return Summary” section.

For the Class A, Class C and Select Class Shares:

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. The table compares that performance to the MSCI World Index (net of foreign withholding taxes), the Global Allocation Composite Benchmark, comprised of 60% MSCI World Index (net of foreign withholding taxes) and 40% Barclays U.S. Aggregate Index, the Lipper Flexible Portfolio Funds Index, the Lipper Alternative Global Macro Funds Index and the Barclays Aggregate Bond Index, indexes based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper indexes include the expenses of the mutual funds included in the indexes. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2014)
	Past 1 Year	Life of Fund (since 5/31/11)
SELECT CLASS SHARES
Return Before Taxes	4.58%	6.60%
Return After Taxes on Distributions	2.43	5.18
Return After Taxes on Distributions and Sale of Fund Shares	3.01	4.63
CLASS A SHARES
Return Before Taxes	(0.42)	4.97
CLASS C SHARES
Return Before Taxes	2.75	5.80
MSCI WORLD INDEX
(Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	4.94	8.95
GLOBAL ALLOCATION COMPOSITE BENCHMARK
(Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes on MSCI World Index)	5.43	6.98
LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX
(Reflects No Deduction for Taxes)	4.31	6.80
LIPPER ALTERNATIVE GLOBAL MACRO FUNDS INDEX
(Reflects No Deduction for Taxes)	0.95	2.13
BARCLAYS AGGREGATE BOND INDEX
(Reflects No Deduction for Taxes)	5.97	3.54

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. The table compares that performance to the MSCI World Index (net of foreign withholding taxes), the Global Allocation Composite Benchmark, comprised of 60% MSCI World Index (net of foreign withholding taxes) and 40% Barclays U.S. Aggregate Index, the Lipper Flexible Portfolio Funds Index, the Lipper Alternative Global Macro Funds Index and the Barclays Aggregate Bond Index, indexes based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper indexes include the expenses of the mutual funds included in the indexes. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the MSCI World Index (net of foreign withholding taxes), the Global Allocation Composite Benchmark, comprised of 60% MSCI World Index (net of foreign withholding taxes) and 40% Barclays U.S. Aggregate Index, the Lipper Flexible Portfolio Funds Index, the Lipper Alternative Global Macro Funds Index and the Barclays Aggregate Bond Index, indexes based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper indexes include the expenses of the mutual funds included in the indexes.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2014)
A, C, Select Shares | JPMorgan Global Allocation Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.58%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
A, C, Select Shares | JPMorgan Global Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(0.42%)
Life of Fund	rr_AverageAnnualReturnSinceInception	4.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
A, C, Select Shares | JPMorgan Global Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.75%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
A, C, Select Shares | JPMorgan Global Allocation Fund | Return After Taxes on Distributions | Select Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.43%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
A, C, Select Shares | JPMorgan Global Allocation Fund | Return After Taxes on Distributions and Sale of Fund Shares | Select Class
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	3.01%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
A, C, Select Shares | JPMorgan Global Allocation Fund | MSCI WORLD INDEX (Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.94%
Life of Fund	rr_AverageAnnualReturnSinceInception	8.95%
A, C, Select Shares | JPMorgan Global Allocation Fund | GLOBAL ALLOCATION COMPOSITE BENCHMARK (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes on MSCI World Index)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.43%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.98%
A, C, Select Shares | JPMorgan Global Allocation Fund | LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.31%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.80%
A, C, Select Shares | JPMorgan Global Allocation Fund | LIPPER ALTERNATIVE GLOBAL MACRO FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.95%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.13%
A, C, Select Shares | JPMorgan Global Allocation Fund | BARCLAYS AGGREGATE BOND INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.97%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.54%
R2 Shares | JPMorgan Global Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

J.P. MORGAN FUNDS

JPMorgan Global Allocation Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated May 15, 2015 to the Prospectuses dated March 1, 2015

Effective immediately, the Barclays Aggregate Bond Index is added as a supplemental benchmark for the JPMorgan Global Allocation Fund. The Fund’s Prospectus is amended as specified below:

The following “The Fund’s Past Performance” and “Average Annual Total Return” table replace the corresponding paragraphs and tables beginning on page 5 of the Prospectuses in the “Risk/Return Summary” section.

For Class R2 Shares

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. The table compares that performance to the MSCI World Index (net of foreign withholding taxes), the Global Allocation Composite Benchmark, comprised of 60% MSCI World Index (net of foreign withholding taxes) and 40% Barclays U.S. Aggregate Index, the Lipper Flexible Portfolio Funds Index, the Lipper Alternative Global Macro Funds Index and Barclays Aggregate Bond Index, indexes based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper indexes include the expenses of the mutual funds included in the indexes. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2014)
	Past 1 Year	Life of Fund (since 5/31/11)
CLASS R2 SHARES
Return Before Taxes	4.00%	6.06%
Return After Taxes on Distributions	2.01	4.80
Return After Taxes on Distributions and Sale of Fund Shares	2.68	4.28
MSCI WORLD INDEX
(Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	4.94	8.95
LIPPER GLOBAL FLEXIBLE PORTFOLIO FUNDS INDEX
(Reflects No Deduction for Taxes)
GLOBAL ALLOCATION COMPOSITE BENCHMARK
(Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes on MSCI World Index)	5.43	6.98
LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX
(Reflects No Deduction for Taxes)	4.31	6.80
LIPPER ALTERNATIVE GLOBAL MACRO FUNDS INDEX
(Reflects No Deduction for Taxes)	0.95	2.13
BARCLAYS AGGREGATE BOND INDEX
(Reflects No Deduction for Taxes)	5.97	3.54

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund. The table compares that performance to the MSCI World Index (net of foreign withholding taxes), the Global Allocation Composite Benchmark, comprised of 60% MSCI World Index (net of foreign withholding taxes) and 40% Barclays U.S. Aggregate Index, the Lipper Flexible Portfolio Funds Index, the Lipper Alternative Global Macro Funds Index and Barclays Aggregate Bond Index, indexes based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper indexes include the expenses of the mutual funds included in the indexes. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the MSCI World Index (net of foreign withholding taxes), the Global Allocation Composite Benchmark, comprised of 60% MSCI World Index (net of foreign withholding taxes) and 40% Barclays U.S. Aggregate Index, the Lipper Flexible Portfolio Funds Index, the Lipper Alternative Global Macro Funds Index and Barclays Aggregate Bond Index, indexes based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper indexes include the expenses of the mutual funds included in the indexes.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2014)
R2 Shares | JPMorgan Global Allocation Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.00%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
R2 Shares | JPMorgan Global Allocation Fund | Return After Taxes on Distributions | Class R2
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.01%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
R2 Shares | JPMorgan Global Allocation Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R2
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.68%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
R2 Shares | JPMorgan Global Allocation Fund | MSCI WORLD INDEX (Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.94%
Life of Fund	rr_AverageAnnualReturnSinceInception	8.95%
R2 Shares | JPMorgan Global Allocation Fund | LIPPER GLOBAL FLEXIBLE PORTFOLIO FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01
Life of Fund	rr_AverageAnnualReturnSinceInception
R2 Shares | JPMorgan Global Allocation Fund | GLOBAL ALLOCATION COMPOSITE BENCHMARK (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes on MSCI World Index)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.43%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.98%
R2 Shares | JPMorgan Global Allocation Fund | LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.31%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.80%
R2 Shares | JPMorgan Global Allocation Fund | LIPPER ALTERNATIVE GLOBAL MACRO FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.95%
Life of Fund	rr_AverageAnnualReturnSinceInception	2.13%
R2 Shares | JPMorgan Global Allocation Fund | BARCLAYS AGGREGATE BOND INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.97%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.54%